Financial assets at fair value through other comprehensive income - Summary of changes in fair value through other comprehensive income financial assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets [Line Items]
Opening balance	€ 951,934
Closing balance	967,655	€ 951,934
Financial assets at FVOCI
Disclosure Of Financial Assets [Line Items]
Opening balance	30,635	35,895
Additions	18,806	13,186
Amortisation	(18)	(46)
Transfers and reclassifications	10	(7)
Changes in unrealised revaluations	(3,295)	(1,296)
Impairments		(5)
Reversals of impairments	3	4
Disposals and redemptions	(14,526)	(17,750)
Exchange rate differences	10	651
Changes in the composition of the group and other changes	1	2
Closing balance	31,625	30,635
Financial assets at FVOCI | Equity securities
Disclosure Of Financial Assets [Line Items]
Opening balance	2,457	1,862
Additions	17	518
Amortisation
Transfers and reclassifications	10	(7)
Changes in unrealised revaluations	(65)	(88)
Impairments
Reversals of impairments
Disposals and redemptions	(492)	(19)
Exchange rate differences	(39)	191
Changes in the composition of the group and other changes
Closing balance	1,887	2,457
Financial assets at FVOCI | Debt instruments
Disclosure Of Financial Assets [Line Items]
Opening balance	28,178	34,033
Additions	18,789	12,669
Amortisation	(18)	(46)
Transfers and reclassifications
Changes in unrealised revaluations	(3,230)	(1,209)
Impairments		(5)
Reversals of impairments	3	4
Disposals and redemptions	(14,034)	(17,730)
Exchange rate differences	49	460
Changes in the composition of the group and other changes	1	2
Closing balance	€ 29,739	€ 28,178